Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 7,793		$ 8,236		$ 4,404
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses		(1,216)		(649)		(523)
Depreciation		1,129		1,078		949
Amortization of premiums (discounts), net		3		16		(3)
Amortization of deferred loan fees		(91)		(260)		(240)
Amortization of core deposit intangible		900		700		700
Amortization of purchased asset fair value adjustments		(41)		(70)		(85)
Amortization of mortgage servicing rights		780		551		555
Capitalized mortgage servicing rights		(1,097)		(682)		(675)
Deferred income tax expense		496		1,084		2,105
Reclassification of certain income tax effects from accumulated other comprehensive loss	[1]	0		0		158
Securities (gains) losses, net		(46)		36		0
Loss (gain) on sale of premises		24		11		(8)
Gains on real estate owned, net		0		(80)		(72)
Gain on sales of loans		(2,941)	[2]	(2,095)	[2]	(2,138)
Proceeds from sales of loans held for sale		124,858		88,649		90,127
Disbursements on loans held for sale		(115,861)		(76,489)		(78,751)
Amortization of restricted stock awards		187		134		147
Amortization of unearned ESOP shares		193		194		193
Earned ESOP shares priced above original cost		230		206		147
Stock compensation expense		1		17		41
Decrease (increase) in accrued interest receivable		105		(12)		282
Increase (decrease) in accrued interest payable		74		200		(91)
Decrease (increase) in other assets		693		(1,343)		417
Decrease in other liabilities		(199)		(1,024)		(62)
Other, net		28		2		67
Net cash provided by operating activities		15,201		17,809		17,043
Cash flows from investing activities:
Principal collected on securities available for sale		2,867		1,914		953
Proceeds collected on maturity of securities available for sale		25,400		310		20,100
Purchases of securities available for sale		(54,427)		(4,888)		(20,035)
Purchase of Federal Home Loan Bank stock		(1,040)		(322)		(3,999)
Redemption of Federal Home Loan Bank stock		1,053		272		3,952
Proceeds from sales of real estate owned		0		367		309
Net increase in loans receivable		(14,765)		(11,483)		(43,194)
Proceeds from sale of premises		195		0		8
Purchases of premises and equipment		(2,232)		(2,497)		(1,011)
Net cash used by investing activities		(42,949)		(16,327)		(42,917)
Cash flows from financing activities:
Increase (decrease) in deposits		50,518		(12,249)		42,794
Warrants purchased		0		(6,453)		0
Stock awards withheld for tax withholding		(45)		0		(54)
Excess tax benefit from options exercised		0		64		0
Proceeds from borrowings		26,001		6,801		99,200
Repayment of borrowings		(26,001)		(6,801)		(106,200)
Increase in customer escrows		965		301		137
Net cash provided (used) by financing activities		51,438		(18,337)		35,877
Increase (decrease) in cash and cash equivalents		23,690		(16,855)		10,003
Cash and cash equivalents, beginning of year		20,709		37,564		27,561
Cash and cash equivalents, end of year		44,399		20,709		37,564
Supplemental cash flow disclosures:
Cash paid for interest		3,265		2,034		1,887
Cash paid for income taxes		2,911		4,264		1,879
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale		6,253		11,642		9,211
Loans held for sale transferred to loans		0		0		164
Transfer of loans to real estate owned, net		166		74		253
Right to use assets and lease obligations		4,505		0		0
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible		$ 99		$ 99		$ 99

[1]	The reclassification in 2017 relates to the change in the tax rate that occurred because of the enactment of the Tax Cuts and Jobs Act in the fourth quarter of 2017.
[2]	Not within the scope of ASC 606.